RETIREMENT AND PROFIT SHARING PLANS - Schedule of Defined Benefit Plan in Accumulated Other Comprehensive (Gain) Loss (Details) - USD ($) $ in Thousands	Aug. 31, 2023	Aug. 31, 2022
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Net (gain) loss	$ (96,281)	$ 23,526
Prior service (credit) cost	5,122	6,101
Accumulated other comprehensive (gain) loss, pre-tax	(91,159)	29,627
U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net (gain) loss	90,199	93,663
Prior service (credit) cost	0	0
Accumulated other comprehensive (gain) loss, pre-tax	90,199	93,663
Non-U.S. Plans | Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net (gain) loss	324,500	370,478
Prior service (credit) cost	(19,138)	(4,478)
Accumulated other comprehensive (gain) loss, pre-tax	$ 305,362	$ 366,000